INTANGIBLE ASSET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible assets, gross carrying amount	$ 57,143
Intangible assets, accumulated amortization	(11,696)
Intangible assets, net carrying amount	49,029	$ 0
Sotware developments [Member]
Intangible assets, gross carrying amount	57,143
Intangible assets, accumulated amortization	(11,696)
Intangible assets, net carrying amount	$ 45,447
Intangible assets, weighted average useful lives	5 years
Foreign Currency Translation Adjustment [Member]
Intangible assets, net carrying amount	$ 3,582